Provision for Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Provision for Income Taxes [Abstract]
Schedule of Income Tax Expenses

The current and deferred portions of the income tax expenses included in the consolidated statements of operations as determined in accordance with ASC 740 are as follows:

	March 31,
	2025	2024	2023
Current taxes	$294,179	$291,282	$—
Deferred taxes	—	42,789	222,690
Income tax expenses	$294,179	$334,071	$222,690

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

	March 31,
	2025	2024	2023
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	(0.10)%	(0.10)%	(0.63)%
– Non-deductible expenses	0.99%	0.16%	0.09%
– Temporary difference not recognized	(0.90)%	0.12%	0.33%
– Tax reduction	(0.01)%	(0.02)%	(0.05)%
– Income tax at concessionary rate	(1.11)%	(0.99)%	(1.41)%
Effective tax rate	15.37%	15.67%	14.83%